Patent Licenses	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patent Licenses

4. Patent Licenses

On December 31, 2003, LCT entered into an Option to License Intellectual Property agreement with Advanced Cell Technology, Inc., which changed its name to Ocata Therapeutics, Inc. (“Ocata”) for patent rights and paid Ocata $340,000 in option and license fees. On February 13, 2004, LCT and Ocata amended the Option agreement and LCT paid Ocata additional option fees of $22,500 for fees related to registering Ocata’s patents in selected international countries.

On May 14, 2004, LCT amended the licensing agreement with Ocata for the exclusive worldwide patent rights for the following Ocata technologies: UMass IP, ACT IP and Infigen IP. The additional license fees paid were $400,000.

On February 7, 2013, the Company and Ocata entered into Amended and Restated License Agreements (the “Amendment”) for the purpose of completely amending and restating the terms of the license agreements. Under the terms of the Amendment, the Company acquired exclusive world-wide rights to all human therapeutic uses and cosmetic uses from Ocata and Infigen’s early work on parthenogenic-derived embryonic stem cells, as well as certain rights to patents covering Single Blastomere technology.

Pursuant to the Amendment, all minimum R&D requirements and all milestone payments due to Ocata under the Exclusive License Agreement have been eliminated. The Company will no longer pay any royalties under the ACT IP Agreement and Infigen IP Agreement. The obligation to pay royalties that ranged from 6%-12% under the UMass IP Agreement has been reduced to 0.25% of the net sales of products using technology covered by the UMass IP Agreement; and the obligation to pay a minimum annual license fee of $150,000 has been reduced to $75,000 annually, payable in two installments to Ocata. As of September 30, 2015, the total amount capitalized related to the acquired Ocata licenses was $747,000 and $3,019,000 related to the other patent acquisition costs.

Patents and other intangible assets were recorded at cost of $3,766,000 and $3,367,000 at September 30, 2015 and December 31, 2014, respectively. Amortization expense for the three and nine months ended September 30, 2015 was $21,000 and $73,000, respectively. Amortization expense for the three and nine months ended September 30, 2014 was $16,000 and $47,000, respectively. All amortization expense related to intangible assets is included in general and administrative expense. Accumulated amortization as of September 30, 2015 and December 31, 2014 was $645,000 and $572,000, respectively.

At September 30, 2015, future amortization expense related to intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2015 (remaining three months)	$26
2016	83
2017	83
2018	83
2019	50
Thereafter	2,750

Total	$3,075

4. Patent Licenses

On December 31, 2003, LCT entered into an Option to License Intellectual Property agreement with Advanced Cell Technology, Inc. (now called Ocata Therapeutics, Inc.) for patent rights and paid ACT $340,000 in option and license fees. On February 13, 2004, LCT and ACT amended the Option agreement and LCT paid ACT additional option fees of $22,500 for fees related to registering ACT’s patents in selected international countries.

On May 14, 2004, LCT amended the licensing agreement with ACT for the exclusive worldwide patent rights for the following ACT technologies: UMass IP, ACT IP and Infigen IP. The additional license fees paid were $400,000.

On February 7, 2013, the Company and ACT entered into Amended and Restated License Agreements (the “Amendment”) for the purpose of completely amending and restating the terms of the license agreements. Under the terms of the Amendment, the Company acquired exclusive world-wide rights to all human therapeutic uses and cosmetic uses from ATC and Infigen’s early work on parthenogenic-derived embryonic stem cells, as well as certain rights to patents covering Single Blastomere technology.

Pursuant to the Amendment, all minimum R&D requirements and all milestone payments due to ACT under the Exclusive License Agreement have been eliminated. The Company will no longer pay any royalties under the ACT IP Agreement and Infigen IP Agreement. The obligation to pay royalties that ranged from 6%-12% under the UMass IP Agreement has been reduced to 0.25% of the net sales of products using technology covered by the UMass IP Agreement; and the obligation to pay a minimum annual license fee of $150,000 has been reduced to $75,000 annually, payable in two installments to ACT. Total license fees paid were $75,000 for the years ended December 31, 2014 and 2013.

As of December 31, 2014, the total amounts capitalized related to the acquired ACT licenses were $747,000, and $2,576,000 related to other patent acquisition costs.

At December 31, 2014, future amortization expense related to the intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2015	$62
2016	62
2017	62
2018	62
2019	29
Thereafter	2,473

Total	$2,750